COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases
The following table, as of December 31, 2013, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2014	$5,259
2015	2,674
2016	973
2017	414
2018	162
Thereafter	226
Total	$9,708

Schedule of Unconditional Purchase Obligations	The following table, as of December 31, 2013, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2014	$85,475
2015	44,669
2016	38,613
2017	38,935
2018	37,643
Thereafter	129,685
Total	$375,020